                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                             Form 13F Cover Page

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.

               (Please read instructions before preparing form.)
_______________________________________________________________________________
If amended report check here: [  ]
S Squared Technology Corp.
_______________________________________________________________________________
Name of Institutional Investment Manager

515 Madison Avenue, Suite 4200               New York          Ny        10022
_______________________________________________________________________________
Business Address   (Street)                    (City)        (State)      (Zip)

Seymour L. Goldblatt, President                       (212) 421-2155
_______________________________________________________________________________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Form 13F File Number: 28-3840

                                   ATTENTION
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
              VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
_______________________________________________________________________________

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11 day of August, 1999.

                                     S Squared Technology Corp.
                                     _________________________________________
                                     (Name of Institutional Investment Manager)

                                     Seymour L. Goldblatt
                                     __________________________________________
                                     (Manual Signature of Person Duly
                                      Authorized to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:  Name:                       13F File No.:
_______________________ _____________ ____________________________ _____________

1._____________________ _____________  6._________________________ _____________

2._____________________ _____________  7._________________________ _____________

3._____________________ _____________  8._________________________ _____________

4._____________________ _____________  9._________________________ _____________

5._____________________ _____________ 10._________________________ _____________


[ X ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report)

      I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                                                                 SEC 1685 (5/91)

                             Form 13F Summary Page

Report Summary:

Number of other included managers:                       0

Form 13F Information Table Entry Total:                 98

Form 13F Information Table Value Total:    $536,822,500.00

                          FORM 13F Information Table
                                June 30, 1999

Page 1 of 7                         NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:     Item 5:      Item 6:         Item 7:          Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market  Shares of    Investment      Managers      Voting Authority
                           Class    Number        Value     Principal    Discretion    See Instr. V        (Shares)
                                                 (x$1000)    Amount       (a) Sole                         (a) Sole

3COM CORP COM             COM      885535104      1,196         44,800        x                               44,800

ADFORCE INC.              COM      006867105      1,760         74,900        x                               74,900

ADVANCED DIGITAL INFO     COM      007525108     14,876        367,300        x                              367,300
COM

AIRNET COMMUNICATIONS     PFD                        12        333,329        x                              333,329
SERIES C

AIRNET COMMUNICATIONS     PFD                        14        383,221        x                              383,221
SERIES D

AIRNET COMMUNICATIONS     PFD                       376     10,551,808        x                           10,551,808
SERIES E

ALTERA CORP COM           COM      021441100        486         13,200        x                               13,200

AMERICA ONLINE INC        COM      02364J104      1,159         10,539        x                               10,539
DEL COM

AMERICAN MANAGEMENT       COM      027352103      1,484         46,300        x                               46,300
SYSTEMS IN

ANALOG DEVICES INC COM    COM      032654105     18,961        377,800        x                              377,800

ANDREW CORP               COM      034425108      3,236        170,900        x                              170,900

ANGIO TECH                COM      034918102      1,752        215,000        x                              215,000
PHARMACEUTICALS

ASPECT                    COM      045237104      6,277        643,800        x                              643,800
TELECOMMUNICATN COM

AT&T CORP LIBERTY         COM      001957208     10,939        297,667        x                              297,667
MEDIA GROUP

BEST SOFTWARE INC COM     COM      086579109      1,774        110,000        x                              110,000

BIOTRANSPLANT INC COM     COM      09066Y107        736        153,000        x                              153,000

BUSINESS OBJECTS          COM      12328X107      8,994        246,400        x                              246,600

CENTURA RSTD COMMON       COM      15640W103        943        943,397        x                              943,397

COLUMN TOTALS                                    74,975

PAGE 2 OF 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:        Item 5:       Item 6:        Item 7:           Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market     Shares of    Investment       Managers      Voting Authority
                           Class    Number        Value        Principal    Discretion     See Instr. V        (Shares)
                                                (x$1,000)       Amount       (a) Sole                          (a) Sole

CENTURA SOFTWARE CORP     COM      15640W103        757           757,187        x                               757,187
COM

CENTURA SOFTWARE          WNT                         0           235,850        x                               235,850
WARRANTS

CMGI INC                  COM      125750109     17,862           156,600        x                               156,600

COGNOS                    COM      19244C109      9,411           432,700        x                               432,700

COMPAQ COMPUTER           COM      204493100      2,369           100,000        x                               100,000

COMPUTER ASSOCIATES       COM      204912109      5,475           100,000        x                               100,000
INTL COM

COMPUTER TASK GROUP       COM      205477102      9,280           545,900        x                               545,900
COM

COMPUWARE CORP COM        COM      205638109     11,354           356,900        x                               356,900

CONCENTRIC NETWORK        COM      20589R107      2,935            73,848        x                                73,848
CORP. SERIE

CONCENTRIC NETWORK CP     COM      20589R107      4,349           109,400        x                               109,400
COM

CONVERGYS CORP COM        COM      212485106      2,959           152,700        x                               152,700

COR THERAPEUTICS INC      COM      217753102      7,884           534,500        x                               534,500
COM

CREATIVE BIOMOLECULES     COM      225270107      4,532         1,250,300        x                             1,250,300
COM

CURRENT LOGIC SYSTEMS     COM      231997107         77            84,872        x                                84,872
INC.

CYGNUS INC COM            COM      232560102      9,585           737,300        x                               737,300

CYPRESS SEMICONDUCTOR     COM      232806109     25,985         1,517,400        x                             1,517,400
COM

COLUMN TOTALS                                   114,814

PAGE 3 OF 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:        Item 5:         Item 6:        Item 7:            Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market     Shares of     Investment       Managers       Voting Authority
                           Class    Number        Value        Principal     Discretion     See Instr. V          (Shares)
                                                (x$1,000)       Amount        (a) Sole                            (a) Sole
DIGITAL MICROWAVE COM     COM      253859102      3,246           254,600       x                                 254,600

E4L INC                   COM      268452109      4,832           666,500       x                                 666,500

ELECTRIC FUEL CORP COM    COM      284871100         79            48,000       x                                  48,000

EPICOR SOFTWARE CORP      COM      29425G100      1,366           183,700       x                                 183,700
COM

GENERAL INSTR CORP        COM      370121105      3,085            72,600       x                                  72,600
NEW COM

GENESYS                   COM      371931106      4,327           173,100       x                                 173,100
TELECOMMUNICATIONS

GIGA INFORMATION          PFD                       313            64,000       x                                  64,000
GROUP SERIES A

GIGA INFORMATION          PFD                     1,860           379,897       x                                 379,897
GROUP SERIES B

IMCLONE SYS INC COM       COM      45245W109     10,287           405,400       x                                 405,400

INDUS INTL INC COM        COM      45578L100      2,764           641,000       x                                 641,000

INSO CORP COM             COM      457674109      1,881           350,000       x                                 350,000

INTERLEAF INC COM         COM      458729100      5,328           906,848       x                                 906,848

INTERVU INC COM           COM      46114R106        851            22,200       x                                  22,200

LATTICE SEMICONDUCTOR     COM      518415104     31,125           500,000       x                                 500,000
COM

LOWRANCE ELECTRS INC      COM      548900109        414            65,000       x                                  65,000
COM

LUCENT                    COM      549463107        741            10,992       x                                  10,992

LYCOS INC COM             COM      550818108      7,874            85,700       x                                  85,700

MASTECH CORP COM          COM      57632N105      5,420           291,000       x                                 291,000

MEDIAONE GROUP INC COM    COM      58440J104     15,113          203,200        x                                 203,200

COLUMN TOTALS                                   100,906

PAGE 4 OF 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:       Item 5:       Item 6:           Item 7:             Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market    Shares of    Investment         Managers        Voting Authority
                           Class    Number        Value       Principal    Discretion       See Instr. V           (Shares)
                                                (x$1,000)       Amount       (a) Sole                               (a) Sole
MEDIMMUNE INC COM         COM      584699102      1,179         17,400         x                                   17,400

MGC COMMUNICATIONS        COM      552763302      1,594         61,300         x                                   61,300
INC COM

MICRO WHSE INC COM        COM      59501B105      3,205        179,300         x                                  179,300

MICROCHIP TECHNOLOGY      COM      595017104     11,488        242,500         x                                  242,500
COM

MICRON ELECTRONICS        COM      595100108     15,285      1,519,000         x                                1,519,000
INC COM

MILLENNIUM                COM      599902103        217          6,030         x                                    6,030
PHARMACEUTC COM

MOBILE DATACOMM           COM      666666664          0        921,180         x                                  921,180

NATIONAL                  COM      637640103     21,440        847,000         x                                  847,000
SEMICONDUCTOR COM

NETWORK EQUIP             COM      641208103      2,844        288,000         x                                  288,000
TECHNOLO COM

NETWORK SOLUTIONS         COM      64121Q102     15,698        198,400         x                                  198,400

NEXTEL COMMUNICATIONS     COM      65332V103      5,270        105,000         x                                  105,000
CL A

NORTEL NETWORKS CORP      COM      656569100      2,118         24,402         x                                   24,402
COM

PHOENIX TECHNOLOGIES      COM      719153108      3,575        200,000         x                                  200,000

PINNACLE SYS INC COM      COM      723481107        450         13,376         x                                   13,376

COLUMN TOTALS                                    84,363

Page 5 of 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:       Item 5:        Item 6:        Item 7:             Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market    Shares of     Investment       Managers        Voting Authority
                           Class    Number        Value       Principal     Discretion     See Instr. V           (Shares)
                                                (x$1,000)       Amount        (a) Sole                             (a) Sole
PREMISYS                  COM      740584107        676         92,500            x                                92,500
COMMUNICATIONS

PRO BUSINESS              COM      742674104      3,067         85,500            x                                85,500

QUANTUM CORP COM          COM      747906105     15,645        648,500            x                               648,500

RATIONAL SOFTWARE         COM      75409P202      1,288         39,115            x                                39,115
CORP COM NEW

RCN CORP                  COM      749361101      1,282         30,800            x                                30,800

RENAISSANCE WORLDWIDE     COM      75968A109      8,212      1,030,500            x                             1,030,500
INC

ROGERS COMMUNICATIONS     COM      775109200      2,551        157,600            x                               157,600
CL B

SAPIENS INTL CORP N V     COM      7716A1027      6,699        674,100            x                               674,100
ORD

SCITEX CORP LTD           COM      809090103      5,986        598,600            x                               598,600

SECURE COMP               COM      813705100        110         45,200            x                                45,200

SEMTECH CORP              COM      816850101     38,520        739,000            x                               739,000

SIEBEL SYS INC COM        COM      826170102        201          3,027            x                                 3,027

STAFF BLDRS INC NEW       COM      852377100        982      2,181,500            x                             2,181,500
COM

SYBASE INC COM            COM      871130100     12,631      1,148,300            x                             1,148,300

TECHNOLOGY SOLUTIONS      COM      87872T108     15,606      1,443,300            x                             1,443,300
COM

TMP WORLDWIDE INC         COM      872941109      7,957        125,300            x                               125,300

U S WEST INC COM-         COM      91273H101      3,178         54,100            x                                54,100
COMMUNCTNS

COLUMN TOTALS                                   124,591

Page 6 of 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:       Item 5:         Item 6:         Item 7:               Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market    Shares of      Investment       Managers          Voting Authority
                           Class    Number        Value       Principal     Discretion       See Instr. V            (Shares)
                                                (x$1,000)       Amount        (a) Sole                                (a) Sole
VARIAN SEMICONDUCTOR      COM      922207105     19,450       1,144,100                                              1,144,100
COM

WHITTMAN-HART             COM      966834103      8,601         270,900           x                                    270,900

WILLIAMS COS INC DEL      COM      969457100      8,674         203,800           x                                    203,800
COM

COLUMN TOTALS                                    36,725

Page 7 of 7
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

        Item 1:           Item 2:   Item 3:      Item 4:       Item 5:       Item 6:         Item 7:              Item 8:
     Name of Issuer      Title of    CUSIP     Fair Market    Shares of    Investment        Managers        Voting Authority
                           Class    Number        Value       Principal    Discretion      See Instr. V           (Shares)
                                                (x$1,000)      Amount       (a) Sole                              (a) Sole
S SQUARED
TECHNOLOGY
ADDITIONS TO
13F

ADVANCED VISUAL             COM                       8         212             x                                     212
SYSTEMS, INC COMMON

ADVANCED VISUAL             PFD                      18         431             x                                     431
SYSTEMS,  REFERRED

APPLIED DIGITAL ACCESS      COM    038181103          5       1,137             x                                   1,137
COM

ATPLAN INC COM              COM    04962Q100         15       1,000             x                                   1,000

BACKWEB TECH LTD ORD        COM    M15633106         27       1,000             x                                   1,000

CLARIFY INC                 COM    180492100        197       4,777             x                                   4,777

EMERALD INTELLIGENCE        PFD    290996206          2       2,685             x                                   2,685
SER A PFD STK

GOTO.COM                    COM    38348T107         28       1,000             x                                   1,000

INFORMIX CORP COM           COM    456779107         25       2,978             x                                   2,978

PHARMACYCLICS INC COM       COM    716933106        123       4,427             x                                   4,427

THERMAL PROFILES            COM    8835281010       0.5       4,750             x                                   4,750

COLUMN TOTALS                                    448.50

GRAND TOTALS                                 536,822.50